Shareholder Fees - FidelityClimateActionFund-RetailPRO	Jul. 29, 2023 USD ($)
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund
Shareholder Fees:
(fees paid directly from your investment)	none